Share Based Payments (Details) - 2004 ASX Plan [Member] - $ / shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Number of Options
Beginning of the year	25,216,490	26,826,063	19,395,582
Issued during the year	2,450,000	12,100,000	8,550,000
Exercised during the year
Expired during the year	(2,366,490)	(11,349,573)	(1,119,519)
Lapsed during the year		(2,360,000)	0
Outstanding at year end	25,300,000	25,216,490	26,826,063
Vested and Exercisable at year end	25,300,000	25,216,490	25,300,000
Weighted Average Exercise Price
Beginning of the year	$ 0.19	$ 0.29	$ 0.38
Issued during the year	0.10	0.11	0.07
Exercised during the year
Expired during the year	0.87	0.31	0.25
Lapsed during the year		0.19
Outstanding at year end	0.12	0.19	0.29
Vested and Exercisable at year end	$ 0.12	$ 0.19	$ 0.29